Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues	$ 1,885,736	$ 1,181,526
Operating expenses
Selling, general and administrative expenses	1,314,943	587,590
Total operating expenses	1,314,943	587,590
Income from operation	570,793	593,936
Other income (expenses):
Other income		3,112
Other expenses	(577)	(279)
Interest income	50,692	23
Total other income and expenses	50,115	2,856
Income before tax	620,908	596,792
Income tax	(229,057)	(207,196)
Net income	391,851	389,596
Other comprehensive income
Foreign currency translation loss	(53,606)	(61,096)
Comprehensive income	$ 338,245	$ 328,500
Earnings per share
Basic	$ 0.039	$ 0.039
Diluted	$ 0.039	$ 0.039
Weighted average shares outstanding
Basic	10,124,275	10,000,000
Diluted	10,124,275	10,000,000